As filed with the Securities and Exchange Commission on May 17, 2011

1933 Act File No. 033-34079
1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X ]

POST-EFFECTIVE AMENDMENT NO. 98	| X ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	| X ]

AMENDMENT NO. 114	| X ]

DWS INSTITUTIONAL FUNDS (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(617) 295-1000
(Registrant’s Telephone Number)

John Millette
One Beacon Street
Boston, MA 02108
(Name and address of agent for service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower 800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective:

|_X_|	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
|__ |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS EAFE® Equity Index Fund — Institutional Class
•	DWS Equity 500 Index Fund — Class S and Institutional Class
•	DWS S&P 500 Index Fund — Class A, Class B, Class C and Class S
•	DWS U.S. Bond Index Fund — Class A, Class S and Institutional Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

  DWS INSTITUTIONAL FUNDS

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	April 29, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 29, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	April 29, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	April 29, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	April 29, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	April 29, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	April 29, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	April 29, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	April 29, 2011

/s/William McClayton
William McClayton*	Trustee	April 29, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	April 29, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	April 29, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	April 29, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	April 29, 2011

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement, as filed on April 29, 2008; and as filed on September 30, 2008 in Post-Effective Amendment No. 73 to the Registration Statement.

SIGNATURES

DWS EQUITY 500 INDEX PORTFOLIO has duly caused this amendment to the Registration Statement of
DWS Institutional Funds on Form N-1A for DWS Equity 500 Index Fund and DWS S&P 500 Index Fund to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 29th day of April 2011.

DWS EQUITY 500 INDEX PORTFOLIO

                                                                           By:  /s/Michael G. Clark
                                                                                  Michael G. Clark*
                                                                                  President

*By:           /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed in Amendment No. 20 to the Registration Statement for DWS Equity 500 Index Portfolio on April 30, 2009.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase